UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1	SCHEDULE OF INVESTMENTS.

Seligman Value Fund Series, Inc.
Schedules of Investments (unaudited)
March 31, 2007

Seligman Large-Cap Value Fund

	Shares	Value
Common Stocks 100.2%
Aerospace and Defense 6.1%
Honeywell International	175,000	$8,060,500
United Technologies	120,000	7,800,000
		15,860,500
Capital Markets 3.2%
Bank of New York	205,000	8,312,750

Chemicals 7.5%
E. I. du Pont de Nemours	150,000	7,414,500
Praxair	120,000	7,555,200
Rohm and Haas	90,000	4,654,800
		19,624,500
Commercial Banks 3.3%
U.S. Bancorp	245,000	8,567,650

Communications Equipment 5.6%
Juniper Networks*	450,000	8,856,000
Motorola	320,000	5,654,400
		14,510,400
Diversified Financial Services 6.0%
Bank of America	150,000	7,653,000
JPMorgan Chase	165,000	7,982,700
		15,635,700
Food and Staples Retailing 2.9%
Costco Wholesale	140,000	7,537,600

Food Products 2.4%
Tyson Foods (Class A)	320,000	6,211,200

Health Care Equipment and Supplies 7.3%
Baxter International	150,000	7,900,500
Boston Scientific*	350,000	5,089,000
Medtronic	124,000	6,083,440
		19,072,940
Independent Power Producers and Energy Traders 3.1%
AES*	380,000	8,177,600

Industrial Conglomerates 2.9%
General Electric	213,000	7,531,680

Insurance 9.6%
Prudential Financial	80,000	7,220,800
Travelers Companies	160,000	8,283,200
UnumProvident	410,000	9,442,300
		24,946,300
IT Services 4.1%
Amdocs*	295,000	10,761,600

Machinery 2.6%
Caterpillar	100,000	6,703,000

Multiline Retail 3.2%
J.C. Penney	100,000	8,216,000

Oil, Gas and Consumable Fuels 12.1%
Chevron	110,000	8,135,600
Marathon Oil	75,000	7,412,250
Valero Energy	130,000	8,383,700
Williams Companies	261,700	7,447,982
		31,379,532
Pharmaceuticals 3.3%
Wyeth	170,000	8,505,100

Road and Rail 6.4%
CSX	200,000	8,010,000
Union Pacific	85,000	8,631,750
		16,641,750
Specialty Retail 2.6%
The Gap	400,000	6,884,000

Thrifts and Mortgage Finance 2.6%
Washington Mutual	170,000	6,864,600

Tobacco 3.4%
Altria Group	100,000	8,781,000

Total Investments		260,725,402

Other Assets Less Liabilities (0.2)%		(484,358)

Net Assets 100.0%		$260,241,044

Seligman Smaller-Cap Value Fund

	Shares or Principal Amount		Value
Common Stocks 101.9%
Aerospace and Defense 2.7%
Cubic	385,000	shs.	$8,331,400

Airlines 2.2%
Continental Airlines*	190,000		6,914,100

Biotechnology 4.2%
Keryx Biopharmaceuticals*	480,000		5,049,600
PDL BioPharma*	360,000		7,812,000
			12,861,600
Chemicals 6.2%
Cabot	80,000		3,818,400
Hercules*	420,000		8,206,800
Minerals Technologies	115,000		7,148,400
			19,173,600
Commercial Banks 1.5%
South Financial Group	190,000		4,696,800

Commercial Services and Supplies 9.1%
Brink's	120,000		7,614,000
Korn/Ferry International*	315,000		7,226,100
School Specialty*	165,000		5,958,150
Waste Connections*	240,000		7,185,600
			27,983,850
Communications Equipment 2.2%
F5 Networks*	100,000		6,668,000

Computers and Peripherals 1.5%
Hypercom*	770,000		4,589,200

Construction and Engineering 3.1%
Shaw Group*	300,000		9,381,000

Containers and Packaging 2.1%
Owens-Illinois*	250,000		6,442,500

Diversified Consumer Services 3.3%
Sotheby's Holdings (Class A)	230,000		10,230,400

Electrical Equipment 3.5%
EnerSys*	390,200		6,703,636
Thomas & Betts*	80,000		3,905,600
			10,609,236
Electronic Equipment and Instruments 2.4%
Trimble Navigation*	280,000		7,515,200

Energy Equipment and Services 5.7%
Hanover Compressor*	420,000		9,345,000
Universal Compression Holdings*	120,000		8,121,600
			17,466,600
Food and Staples Retailing 2.5%
Central European Distribution*	265,000		7,714,150

Health Care Equipment and Supplies 1.9%
PolyMedica	140,000		5,926,200

Health Care Providers and Services 3.5%
HealthSouth*	270,000		5,672,700
WellCare Health Plans*	60,000		5,115,000
			10,787,700
Hotels, Restaurants and Leisure 7.0%
Landry's Restaurants	177,000		5,239,200
Penn National Gaming*	175,000		7,423,500
Ruby Tuesday	310,000		8,866,000
			21,528,700
Insurance 11.2%
Aspen Insurance Holdings*	300,000		7,863,000
Endurance Specialty Holdings	180,000		6,433,200
Hanover Insurance Group	140,000		6,456,800
Infinity Property and Casualty	150,000		7,029,000
W.R. Berkley	200,000		6,624,000
			34,406,000
IT Services 2.1%
CACI International (Class A)*	140,000		6,560,400

Machinery 1.9%
Mueller Industries	195,000		5,869,500

Multiline Retail 2.2%
Fred's	450,000		6,615,000

Personal Products 1.7%
Herbalife*	130,000		5,094,700

Pharmaceuticals 1.9%
Par Pharmaceutical	230,000		5,777,600

Semiconductors and Semiconductor Equipment 5.0%
Cypress Semiconductor*	395,000		7,327,250
Varian Semiconductor Equipment Associates*	150,000		8,007,000
			15,334,250
Software 2.9%
Quest Software*	550,000		8,948,500

Specialty Retail 8.4%
Claire's Stores	240,000		7,708,800
Coldwater Creek	280,000		5,678,400
Guitar Center*	125,000		5,640,000
Pacific Sunwear of California*	320,000		6,665,600
			25,692,800

Total Common Stocks			313,118,986

Repurchase Agreement 0.0%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $20,008, collateralized by: $25,000 US Treasury Bills 4.375%, 1/31/2008 with a fair market value of $25,031	$20,000		20,000

Total Investments 101.9%			313,138,986

Other Assets Less Liabilities (1.9)%			(5,736,859)

Net Assets 100.0%			$307,402,127
____________
*Non-income producing securities.

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2007

Organization: — Seligman Value Fund Series, Inc. consists of two separate funds: Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund's Manager believes it approximates fair value.

At March 31, 2007, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seligman Large-Cap Value Fund	$196,410,559	$ 69,419,166	$ (5,104,323)	$64,314,843
Seligman Smaller-Cap Value Fund	232,040,823	89,817,249	(8,719,086)	81,098,163

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.